JENNIFER M. GOODMAN

ATTORNEY AT LAW

+1 (312) 609-7732

jgoodman@vedderprice.com

November 8, 2013

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Driehaus Mutual Funds (“Registrant”)
File Nos. 333-05265 and 811-07655

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information, both dated November 5, 2013, as filed on November 5, 2013 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Jennifer M. Goodman

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.